UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
              -----------------------------------------------------
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21110
                                                     ---------

                     OFI Tremont Core Strategies Hedge Fund
                     --------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 09/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

      SEPTEMBER 30, 2008

--------------------------------------------------------------------------------
            OFI
            Tremont Core                                        Semiannual
            Strategies Hedge Fund                                 Report
--------------------------------------------------------------------------------

                                                   [OPPENHEIMERFUNDS LOGO]

FUND INVESTMENT ALLOCATION Unaudited
--------------------------------------------------------------------------------

FUND INVESTMENT ALLOCATION

[PIE CHART]

Event Driven                                  21.5%
Long/Short Equity                             17.3
Managed Futures                               11.6
Multi Strategy                                10.2
Global Macro                                   9.6
Equity Market Neutral                          8.1
Fixed Income Arbitrage                         5.7
Emerging Markets                               5.5
Convertible Arbitrage                          0.9
Cash Equivalents                               9.6
Warrants                                       0.0

The Fund's portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2008, and are based on total investments in investment funds and cash equivalents.

                  6 | OFI TREMONT CORE STRATEGIES HEDGE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; administration fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other registered investment companies.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2008.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                        BEGINNING        ENDING                EXPENSES PAID DURING
                        ACCOUNT VALUE    ACCOUNT VALUE         6 MONTHS ENDED
                        APRIL 1, 2008    SEPTEMBER 30, 2008    SEPTEMBER 30, 2008
-------------------------------------------------------------------------------------
Actual                  $1,000.00        $  910.50             $7.21
-------------------------------------------------------------------------------------
Hypothetical             1,000.00         1,017.55              7.61

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, divided by 2 (to reflect the one-half year period). The annualized expense ratio for the 6-month period ended September 30, 2008 was 1.50%.

The expense ratio reflects contractual waivers of expenses by the Fund's Adviser. That undertaking remains in effect until March 31, 2009 unless terminated by the Fund's Board, and may, at the Advisor's discretion, be renewed on an annual basis thereafter. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such reimbursements.

                  7 | OFI TREMONT CORE STRATEGIES HEDGE FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  8 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF INVESTMENTS September 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                        % OF
                                                                               FAIR      NET                    ACQUISITION
                                                                 COST         VALUE   ASSETS    LIQUIDITY 1          DATE 2
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
-----------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE ARBITRAGE
Quattro Offshore Fund, Ltd.                              $  1,842,076   $ 1,250,653      0.9%   Quarterly             10/07
-----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
ARX Brazil Fund SPC Long Short                              1,000,000       929,891      0.8    Monthly               10/07
ARX Brazil Fund SPC Multistrategy                           2,000,000     1,836,095      1.4    Monthly               10/07
Black River Emerging Markets Credit
Opportunity Fund Ltd.                                         825,546       714,626      0.5    Semi-Annually         03/08
Clairvoyance Asia Fund Ltd.                                 3,900,000     3,787,774      2.8    Quarterly             05/08
                                                         -----------------------------------
TOTAL EMERGING MARKETS                                      7,725,546     7,268,386      5.5

-----------------------------------------------------------------------------------------------------------------------------
EQUITY MARKET NEUTRAL
GSA Capital International Fund Ltd.                         2,500,000     2,353,724      1.7    Quarterly             04/08
Marshall Wace Tops Fund Ltd.                                2,154,595     1,933,050      1.4    Monthly               05/08
Menta Global Offshore Ltd.                                  3,750,000     3,067,583      2.3    Monthly               08/07
O'Connor Global Fundamental Market Neutral
Long/Short Ltd.                                             2,380,824     3,410,147      2.5    Monthly         04/05-07/06
                                                         -----------------------------------
TOTAL EQUITY MARKET NEUTRAL                                10,785,419    10,764,504      7.9

-----------------------------------------------------------------------------------------------------------------------------
EVENT DRIVEN
Ahab Opportunities Ltd.                                     5,500,000     4,657,563      3.5    Quarterly             01/08
Avenue Asia International Ltd.                              3,909,972     3,667,700      2.7    Illiquid 3            01/06
Davidson Kemper International Ltd.                          2,000,000     1,882,440      1.4    Quarterly             07/08
GoldenTree Credit Opportunities Ltd.                        3,578,644     4,236,589      3.1    Semi-Annually         01/05
Halcyon Structured Opportunities Offshore Fund Ltd.         5,335,620     3,798,490      2.8    Illiquid 3      01/08-03/08
JANA Offshore Partners Fund Ltd.                            3,364,019     2,907,216      2.2    Quarterly       07/07-02/08
Oceanwood Global Opportunities Fund Ltd.                    5,000,000     4,428,487      3.3    Quarterly             02/07
Perry Partners L.P.                                           665,718       557,432      0.4    Illiquid 3      02/05-03/08
SOLA I                                                      2,750,000     2,522,355      1.9    Quarterly             01/08
Third Point Partners, L.P.                                     34,263        73,178      0.1    Illiquid 3      10/04-04/05
                                                         -----------------------------------
TOTAL EVENT DRIVEN                                         32,138,236    28,731,450     21.4

-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME ARBITRAGE
Endeavour Fund II Ltd.                                        418,971       270,180      0.2    Quarterly       01/08-03/08
Mariner--Tricadia Credit Strategies Fund Ltd.               1,308,450     2,745,304      2.0    Quarterly             05/05
Obsidian Fund (Offshore) Ltd.                               2,000,000     1,908,704      1.4    Quarterly             01/08
Prologue Feeder Fund Ltd.                                   2,600,000     2,653,888      2.0    Quarterly             03/08
                                                         -----------------------------------
TOTAL FIXED INCOME ARBITRAGE                                6,327,421     7,578,076      5.6

-----------------------------------------------------------------------------------------------------------------------------
GLOBAL MACRO
Clarium Capital Fund Ltd.                                   2,500,000     2,861,550      2.1    Quarterly       01/08-05/08
Drawbridge Global Macro Fund Ltd.                           6,000,000     5,135,321      3.8    Quarterly       01/08-05/08
Galtere International Fund Ltd.                             4,429,119     4,818,953      3.6    Quarterly             01/08
                                                         -----------------------------------
TOTAL GLOBAL MACRO                                         12,929,119    12,815,824      9.5

-----------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY
Delta Fund Europe Ltd.                                      4,013,023     4,557,456      3.4    Quarterly             01/06
Endeavour Capital Offshore Fund Ltd.                        1,912,144     2,305,506      1.7    Quarterly             01/06
Hayground Cove Acquisition Strategies Fund Ltd.             1,364,653     1,305,488      1.0    Illiquid 3            04/08
Highline Capital International Ltd.                         3,072,220     2,879,053      2.1    Quarterly             01/08
Kenmare Offshore Fund Ltd.                                  3,900,000     3,761,156      2.8    Quarterly             05/08
Sunridge Capital Partners II Ltd.                           4,000,000     3,809,121      2.8    Quarterly             08/08

                  F1 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                        % OF
                                                                                FAIR     NET                    ACQUISITION
                                                                 COST          VALUE  ASSETS    LIQUIDITY 1          DATE 2
-----------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY Continued
Temujin International Fund Ltd.                          $  2,173,195   $  2,086,594     1.6%   Quarterly             05/08
Theorema Europe Fund Ltd.                                   2,400,000      2,386,009     1.8    Monthly               05/08
                                                         -----------------------------------
TOTAL LONG/SHORT EQUITY                                    22,835,235     23,090,383    17.2

-----------------------------------------------------------------------------------------------------------------------------
MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                           3,478,342      4,293,685     3.2    Monthly               06/06
BlueTrend Fund Ltd.                                         4,400,219      5,212,253     3.9    Monthly               01/08
Crabel Fund Ltd.                                            5,500,000      6,034,462     4.5    Monthly               01/08
                                                         -----------------------------------
TOTAL MANAGED FUTURES                                      13,378,561     15,540,400    11.6

-----------------------------------------------------------------------------------------------------------------------------
MULTI STRATEGY
Canyon Value Realization Fund Ltd.                          3,767,689      3,262,423     2.4    Monthly               01/08
D.E. Shaw Composite International Fund                      1,946,732      2,059,166     1.5    Illiquid 3    01/06 - 03/08
Highbridge Asia Opportunities Fund Ltd.                     3,715,720      3,896,004     2.9    Quarterly             02/06
Shepherd Investments International Ltd.                     3,963,267      3,531,202     2.6    Quarterly     02/08 - 03/08
Stark Investments L.P.                                        762,527        831,604     0.6    Illiquid 3            03/08
                                                         -----------------------------------
TOTAL MULTI STRATEGY                                       14,155,935     13,580,399    10.0
                                                         -----------------------------------
Total Investments in Investment Funds                     122,117,548    120,620,075    89.6

-----------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------

Familymeds Group, Inc. (17,079 shares) Exp. 10/02/10 4         16,524             --     0.0
                                                         -----------------------------------
Total Investments in Investment Funds and Warrants        122,134,072    120,620,075    89.6

-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
-----------------------------------------------------------------------------------------------------------------------------

Citibank II Money Market Deposit Account                   12,864,182     12,864,182     9.6
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS AND CASH
EQUIVALENTS                                              $134,998,254    133,484,257    99.2
                                                         ============
OTHER ASSETS IN EXCESS OF LIABILITIES                                      1,016,686     0.8
                                                                        --------------------
NET ASSETS                                                              $134,500,943   100.0%
                                                                        ====================

Detailed information about the Investment Funds' portfolios is not available.

1. Stated redemption frequency after the initial lock-up period. In addition to the stated liquidity above, the ability to redeem is subject to the terms stated in the respective Investment Fund's legal documents, including the ability to restrict redemptions in part or in full without the Fund's consent. In current market conditions, there may be limited liquidity available and the stated liquidity should not be relied upon when assessing the liquidity of the Fund. Furthermore, in certain circumstances a portion of the Fund's investment in the Investment Funds may be illiquid.

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in this investment Fund. The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions, until the Investment Fund completes the sale of these securities.

4. Warrants received as a result of an in-kind redemption are illiquid. See Note 8 of accompanying Notes.

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3--unobservable inputs (including the Adviser's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of September 30, 2008:

                                                    INVESTMENTS IN     INVESTMENTS IN OTHER
VALUATIONS INPUTS                                 INVESTMENT FUNDS   FINANCIAL INSTRUMENTS*
---------------------------------------------------------------------------------------------
Level 1--Quoted Prices                               $          --             $         --
Level 2--Other Significant Observable Inputs                    --               12,864,182
Level 3--Significant Unobservable Inputs               120,620,075                       --
                                                     ----------------------------------------
                                                     $ 120,620,075             $ 12,864,182
                                                     ========================================

*Other financial instruments include short-term investments and warrants.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

                  F2 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

September 30, 2008

----------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------

Investments in investment funds, and other investments, at fair value (cost $122,134,072)         $120,620,075
----------------------------------------------------------------------------------------------------------------
Cash and cash equivalents                                                                           12,864,182
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investment funds sold                                                                               27,529,285
Receivable from Adviser                                                                                247,617
Other assets                                                                                            85,132
                                                                                                  --------------
Total assets                                                                                       161,346,291

----------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------

Payables:
Shareholder redemptions                                                                             26,096,410
Management fee                                                                                         564,743
Professional fees                                                                                       67,580
Administration fee                                                                                      41,177
Trustees' fees and expenses                                                                              7,370
Miscellaneous fees                                                                                      68,068
                                                                                                  --------------
Total liabilities                                                                                   26,845,348

----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $134,500,943
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest ($0.001 par value, unlimited shares authorized)        $        178
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         178,246,011
----------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                    (46,627,446)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment funds and securities                                     4,396,197
----------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investment funds and securities                                      (1,513,997)
                                                                                                  --------------
NET ASSETS                                                                                        $134,500,943
                                                                                                  ==============

----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------

(based on net assets of $134,500,943 and 178,060.234 shares of beneficial interest outstanding)   $     755.37

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F3 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2008

----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------

Interest                                                                                          $    127,464

----------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------

Management fee                                                                                       1,404,191
----------------------------------------------------------------------------------------------------------------
Administration fee                                                                                     140,437
----------------------------------------------------------------------------------------------------------------
Professional fees                                                                                       62,592
----------------------------------------------------------------------------------------------------------------
Registration fees                                                                                       13,107
----------------------------------------------------------------------------------------------------------------
Interest expense                                                                                         5,176
----------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                              4,645
----------------------------------------------------------------------------------------------------------------
Miscellaneous fees                                                                                      85,493
                                                                                                  --------------
Total expenses                                                                                       1,715,641
Less: Waiver of expenses by the Adviser                                                               (312,815)
                                                                                                  --------------
Net expenses                                                                                         1,402,826

----------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                 (1,275,362)

----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------

Net realized gain on investment funds and other investments                                         14,412,520
----------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investment funds and other investments                    (28,226,860)

----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                              $(15,089,702)
                                                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F4 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   SIX MONTHS            YEAR
                                                                                                        ENDED           ENDED
                                                                                           SEPTEMBER 30, 2008       MARCH 31,
                                                                                                  (UNAUDITED)            2008
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                                        $       (1,275,362)   $ (2,541,466)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                  14,412,520      27,849,283
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                              (28,226,860)    (23,990,055)
                                                                                           ------------------------------------
Net decrease (increase) in net assets resulting from operations                                   (15,089,702)      1,317,762

-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income                                                                       --     (11,971,230)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                       --     (10,305,889)
-------------------------------------------------------------------------------------------------------------------------------
Tax return of capital distribution                                                                         --     (10,430,850)
                                                                                           ------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions             (36,338,092)     24,153,799

-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

Total decrease                                                                                    (51,427,794)     (7,236,408)
-------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               185,928,737     193,165,145
                                                                                           ------------------------------------
End of period [including accumulated net investment loss of $46,627,446 and $45,352,084,
respectively]                                                                              $      134,500,943    $185,928,737
                                                                                           ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F5 | OFI TREMONT CORE STRATEGIES HEDGE FUND

STATEMENT OF CASH FLOWS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 2008

---------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
---------------------------------------------------------------------------------

Net decrease in net assets resulting from operations               $(15,089,702)
---------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Net realized gain on investment funds                               (14,412,520)
Net change in unrealized depreciation on investments                 28,226,860
Purchases of investment funds                                       (35,941,652)
Proceeds from sales of investment funds                              75,269,067
Decrease in receivable for investment funds sold                      5,730,163
Decrease in investment in investment funds made in advance            2,500,000
Increase in receivable from Adviser                                    (174,164)
Increase in other assets                                                 (4,848)
Increase in management fee payable                                      106,435
Decrease in administration fee payable                                  (12,246)
Increase in professional fees payable                                    41,100
Increase in Trustees' fees and expenses payable                           2,370
Decrease in miscellaneous fees payable                                  (34,147)
                                                                   --------------
Net cash provided by operating activities                            46,206,716

---------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
---------------------------------------------------------------------------------

Proceeds from bank borrowings                                        26,100,000
Payments on bank borrowings                                         (26,100,000)
Proceeds from shares of beneficial interest sold                     25,319,292
Payments of shares of beneficial interest redeemed                  (61,209,360)
                                                                   --------------
Net cash used in financing activities                               (35,890,068)

---------------------------------------------------------------------------------
Net increase in cash and cash equivalents                            10,316,648
---------------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                      2,547,534
                                                                   --------------
Cash and cash equivalents at end of period                         $ 12,864,182
                                                                   ==============

Supplemental disclosure of cash flow information:

Cash paid for interest on bank borrowings $5,176

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F6 | OFI TREMONT CORE STRATEGIES HEDGE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                          ENDED
                                             SEPTEMBER 30, 2008                                            YEAR ENDED MARCH 31,
                                                    (UNAUDITED)        2008         2007         2006         2005         2004
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                  $  829.62    $ 965.60    $1,086.41    $1,008.24    $1,037.32    $1,021.95
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment loss 1                                     (5.91)     (12.55)      (13.66)      (14.22)      (15.58)      (17.82)
Net realized and unrealized gain (loss)                  (68.34)      44.90       124.45       115.14        52.77        82.47
                                                      -----------------------------------------------------------------------------
Total income from investment operations                  (74.25)      32.35       110.79       100.92        37.19        64.65
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                         --      (61.61)     (152.20)          --       (13.05)       (7.16)
Distributions from net realized gain                         --      (53.04)      (24.11)      (22.75)      (16.41)      (12.66)
Tax return of capital distribution                           --      (53.68)      (55.29)          --       (36.81)      (29.46)
                                                      -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              --     (168.33)     (231.60)      (22.75)      (66.27)      (49.28)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $  755.37    $ 829.62    $  965.60    $1,086.41    $1,008.24    $1,037.32
                                                      =============================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                        (8.95)%      0.18%        8.54%       10.12%        3.27%        6.22%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)              $ 134,501    $185,929    $ 193,165    $ 208,577    $ 240,069    $ 105,484
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3,4
Net investment loss                                       (1.36)%     (1.34)%      (1.28)%      (1.35)%      (1.45)%      (1.71)%
Total expenses                                             1.83%       1.80%        1.78%       (1.82)%       1.78%        1.89%
Expenses, net of waiver of expenses by
the Adviser                                                1.50%       1.50%        1.48%        1.45%        1.48%        1.75%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate 5                                    21%         55%          12%          42%          48%          38%

1. Based on average shares outstanding during each period.

2. Assumes an investment on the last valuation date prior to the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Ratios do not reflect the Fund's proportionate share of income and expenses of the Investment Funds.

5. Represents the lesser of purchases or sales of investments in Investment Funds divided by the average fair value of investments in Investment Funds.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  F7 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. ORGANIZATION

OFI Tremont Core Strategies Hedge Fund (the "Fund") was organized as a business trust in the Commonwealth of Massachusetts on May 24, 2002 and commenced operations on January 2, 2003 as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by investing primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers employing a wide range of specialized investment strategies.

      OppenheimerFunds, Inc. (the "Adviser") serves as the Fund's investment adviser subject to the ultimate supervision of and subject to any policies established by the Board of Trustees (the "Board") of the Fund, pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

      Tremont Partners, Inc. (the "Sub-Adviser"), an affiliate of the Adviser, has been retained by the Adviser to serve as the Fund's Sub-Adviser and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

      The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser and the Sub-Adviser are registered as investment advisers under the Investment Advisers Act of 1940, as amended.

      Shares are offered and may be purchased on a monthly basis, or at such other times as may be determined by the Board based on the net asset value per share of the Fund. Shares are being offered only to qualified investors that meet all requirements to invest in the Fund. The Fund's shares are not listed for trading on a securities exchange.

      The Fund from time to time may offer to repurchase outstanding shares based on the Fund's net asset value per share pursuant to written tenders from shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offered to repurchase at a specified dollar amount of outstanding shares. Generally, the Fund will offer to repurchase shares four times each year. A redemption fee payable to the Fund equal to 1.00% of the value of shares repurchased by the Fund will apply if the date as of which the shares are to be valued for purposes of repurchase is less than one year following the date of a shareholder's initial investment in the Fund. If applicable, the redemption fee will be deducted before payment of the proceeds of a repurchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. The Fund's Board will establish the amount of shares that the Fund will offer to repurchase. The Fund will generally pay the value of the shares repurchased approximately one month after the value of the shares to be repurchased is determined. If all shares owned by a shareholder are repurchased, the shareholder will receive an initial payment equal to 95% of the estimated value of the shares and the balance due will be determined and paid promptly after completion of the year end audit of the Fund.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                  F8 | OFI TREMONT CORE STRATEGIES HEDGE FUND

--------------------------------------------------------------------------------
PORTFOLIO VALUATION. The net asset value of the Fund is computed, generally monthly, as of the close of business on the following days: (i) the last day of each fiscal year, (ii) the date preceding the date as of which any shares of the Fund are purchased, and (iii) any day as of which the Fund repurchases any shares. The Fund's net asset value is the value of the Fund's assets less its liabilities divided by the shares outstanding. The net asset value is computed in accordance with the pricing policies and procedures adopted by the Board.

      Net unrealized appreciation (depreciation) of investments in Investment Funds is recorded based on the Partnership's proportionate share of the aggregate amount of appreciation (depreciation) recorded by each Investment Fund. It includes the Partnership's share of interest and dividend income and realized and unrealized gains and losses on securities held by each Investment Fund, net of operating expenses and fees. The Partnership recognizes realized gains and losses on the sale of investments in investment funds on an average cost basis.

      Effective for fiscal periods beginning after November 15, 2007, the Financial Account Standards Board (the "FASB") issued a Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. These investments are typically classified within Level 3.

      Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available. Fair valued securities are generally classified as "Level 3."

      Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees.

                  F9 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES Continued

Cash and cash equivalents consist of monies invested in money market deposit accounts sponsored by Citibank, N.A. The Fund treats all demand deposits and fixed income securities with original maturities of three months or less as cash equivalents. Cash equivalents are valued at cost plus accrued interest which approximates fair value. These securities are typically designated as "Level 2."

      There were no changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
INCOME RECOGNITION AND EXPENSES. Interest income is recorded on the accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Realized gains and losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are capitalized and amortized to expense over twelve months on a straight line basis.

--------------------------------------------------------------------------------
INCOME TAXES. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER MANAGEMENT FEES

As compensation for services provided by the Adviser under the Advisory Agreement, the Fund pays the Adviser a monthly fee (the "Management Fee") computed at an annual rate of 1.50% of the Fund's net assets determined as of the last day of each month (before any repurchases of shares). As of May 1, 2004 the Fund's Adviser began waiving a portion of its Management Fee under a voluntary undertaking to the Fund to limit these fees to an annual rate of 1.25% of the aggregate value of outstanding shares determined as of the last business day of the month (before any repurchases of shares). That undertaking is applied after the contractual expense limitation described below, and may be amended or

                 F10 | OFI TREMONT CORE STRATEGIES HEDGE FUND withdrawn at any time. For the six months ended September 30, 2008, the Management Fee incurred by the Fund was $1,404,191 and the Adviser had no waivers in connection with its voluntary undertaking. The Adviser pays a monthly fee to the Sub-Adviser equal to 50% of the Management Fee earned by the Adviser pursuant to the Advisory Agreement. The fee is payable to the Sub-Adviser by the Adviser and not the Fund.

      Effective March 31, 2008, the Adviser has contractually undertaken to limit the Fund's total expenses to not more than 1.50% of the average monthly net assets of the Fund. That undertaking remains in effect until March 31, 2009 unless terminated by the Fund's Board, and may, at the Advisor's discretion, be renewed on an annual basis thereafter. For the six months ended September 30, 2008, the Adviser waived management fees in the amount of $312,815 in connection with this contractual undertaking.

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Under the terms of an administration agreement (the "Administration Agreement") with the Fund, the Adviser provides certain administrative services to the Fund, including, among others things, providing office space and other support services and personnel as necessary to provide such administration, accounting and shareholder services to the Fund. In consideration for these services, the Fund pays the Adviser a monthly fee (the "Administration Fee") computed at an annual rate of 0.15% of the Fund's net assets determined as of the last day of each month. For the six months ended September 30, 2008, the Administration Fee incurred by the Fund was $140,437. The Adviser has retained the Sub-Adviser to provide the administration services subject to the supervision of the Adviser. The Adviser pays a monthly fee to the Sub-Adviser equal to 100% of the Administration Fee earned by the Adviser pursuant to the Administration Agreement. This fee is payable to the Sub-Adviser by the Adviser and not the Fund.

      The Adviser intends to pay a portion of its Management Fee, not to exceed 0.25% (on an annualized basis) of the aggregate value of outstanding shares held by such shareholders to qualifying brokers, dealers and financial advisers that provide ongoing investor services and account maintenance services to shareholders that are their customers ("Investor Service Providers"). These services include, but are not limited to, handling shareholder inquiries regarding the Fund; assisting in the enhancement of relations and communications between shareholders and the Fund; assisting in the establishment and maintenance of shareholder accounts with the Fund; assisting in the maintenance of Fund records containing shareholder information; and providing such other information and shareholder liaison services as the Adviser may reasonably request. This fee is payable by the Adviser and not the Fund.

--------------------------------------------------------------------------------
OFI SHARES. OFI owned 305.779 shares of the Fund, valued at $230,976 and $253,702, respectively, as of September 30, 2008 and March 31, 2008.

--------------------------------------------------------------------------------
DISTRIBUTOR. Under the General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor is an affiliate of the Adviser and the Sub-Adviser.

--------------------------------------------------------------------------------
TRUSTEE'S COMPENSATION. A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. These fees and out of pocket expenses are paid by the funds that the Board members oversee, including the Fund.

      The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2008, the Fund's projected benefit obligations were increased by $3,500 and payments of $2,154 were made to retired trustees, resulting in an accumulated liability of $2,487 as of September 30, 2008.

                 F11 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER MANAGEMENT FEES
Continued

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enable trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the Plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Asset and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Citibank, N.A. serves as custodian of the Fund's assets and provides custodial services for the Fund.

--------------------------------------------------------------------------------
4. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED SEPTEMBER 30, 2008       YEAR ENDED MARCH 31, 2008
                                                                     SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Subscriptions                                                    30,228.742    $ 25,319,292       7,036.536    $  7,001,001
Shares issued in connection with the acquisition of
OFI Tremont Market Neutral Hedge Fund                                    --              --      15,687.292      13,014,494
Dividends and/or distributions reinvested                                --              --      32,255.107      32,707,969
Redemptions                                                     (76,282.455)    (61,657,384)    (30,912.438)    (28,569,665)
                                                                -------------------------------------------------------------
Net increase (decrease)                                         (46,053.713)   $(36,338,092)     24,066.497    $ 24,153,799
                                                                =============================================================

--------------------------------------------------------------------------------
5. INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2008, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 0% to 3% annually of net assets and performance incentive fees/allocations ranging from 10% to 30% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment and subject to certain other terms and conditions as set forth in the Investment Funds' offering documents. Information related to each Investment Fund is included on the Statement of Investments. At September 30, 2008, the Fund had no capital invested in Hedge Funds with remaining lock-up provisions extending beyond one year from September 30, 2008. The ability to redeem is subject to the terms stated in the respective Investment Fund's legal documents, including the ability to restrict redemptions in part or in full without the Fund's consent. In current market conditions there may be limited liquidity available and the stated Investment Fund's liquidity should not be relied upon when assessing the liquidity of the Fund. Furthermore, in certain circumstances a portion of the Fund's investment in the Investment Funds may be illiquid.

      For the six months ended September 30, 2008, the aggregate cost of purchases and proceeds from sales of Investment Funds and securities were $35,941,652 and $75,269,067 respectively.

--------------------------------------------------------------------------------
6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to; short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts.

      The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

                 F12 | OFI TREMONT CORE STRATEGIES HEDGE FUND

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund may borrow in amounts up to one-third of its total assets (including the amount borrowed) for investment purposes, to meet repurchase requests and for cash management purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      Effective March 31, 2008, the Fund entered into a $27,000,000 committed, revolving line of credit (the "Credit Facility") with the Bank of New York Mellon. Under the most restrictive arrangement, the Fund may borrow an amount up to 15% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused Credit Facility at any point in time. The Fund has agreed to pay the Bank of New York Mellon interest on the Credit Facility at rates that reference the Federal Fund or LIBOR rates. The termination date of such Credit Facility is March 27, 2009. The committed line of credit also requires a fee to be paid by the Fund based on the amount of the aggregate commitment which has not been utilized.

      For the six months ended September 30, 2008, the average daily borrowed balance of the Fund was $435,556 at an average daily interest rate of 3.60%. The Fund had no outstanding borrowings as of September 30, 2008. Expenses incurred by the Fund with respect to interest on borrowings, commitment fees and facility start-up costs are disclosed separately or as miscellaneous fees on the Statement of Operations.

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of September 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

--------------------------------------------------------------------------------
10. CHANGE IN METHOD OF ACCOUNTING FOR COST BASIS

Prior to March 31, 2008, realized and unrealized gains and losses were recognized on a cost recovery basis. Accordingly, as of April 1, 2008, the cost basis of certain investments in investment funds has been adjusted retroactively to the time at which such investment in the investment fund was originally entered into applying an average cost basis. The cumulative effect of this change is included on the Statement of Operations as an increase of $7,464,830 to net change in unrealized depreciation on investment funds and other investments and a corresponding decrease in net realized gain on investment funds and other investments. If the change in method of accounting for cost basis had not been made, balances as of September 30, 2008 for accumulated net realized gain on investment funds and securities and net unrealized depreciation on investment funds and securities on the Statement of Assets and Liabilities would have been ($3,068,633) and $5,950,833, respectively.

                 F13 | OFI TREMONT CORE STRATEGIES HEDGE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. ACQUISITION OF OFI TREMONT MARKET NEUTRAL HEDGE FUND

On March 31, 2008, the Fund acquired all of the net assets of OFI Tremont Market Neutral Hedge Fund, pursuant to an Agreement and Plan of Reorganization approved by the OFI Tremont Market Neutral shareholders on March 21, 2008. The Fund issued 15,687.29 shares (at an exchange ratio of 0.88748 of the Fund's shares to one share of OFI Tremont Market Neutral Hedge Fund), valued at $13,014,494 in exchange for the net assets, resulting in combined net assets of $185,928,737 on March 31, 2008. The exchange qualified as a taxable exchange for federal income tax purposes. The Fund's net assets immediately prior to the acquisition were $172,914,243. The Adviser voluntarily agreed to reimburse the Fund for its costs associated with the merger in the amount of $18,500.

                 F14 | OFI TREMONT CORE STRATEGIES HEDGE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Tremont Partners, Inc. (the "Sub-Adviser") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Adviser's services, (ii) the investment performance of the Fund and the Sub-Adviser, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's and Sub-Adviser's key personnel who provide such services. The Sub-Adviser's duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager and the Sub-Adviser are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager and Sub-Adviser also provide the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Adviser's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's and the Sub-Adviser's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Adviser's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Timothy Birney, the portfolio manager for the Fund, and the Sub-Adviser's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded, in light of the Manager's and Sub-Adviser's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreements.

                   9 | OFI TREMONT CORE STRATEGIES HEDGE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
--------------------------------------------------------------------------------

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other closed-end hedge fund of funds. The Board noted that the Fund's two-year and three-year performance were equal to its peer group median although its one-year, four-year and five-year performance were below its peer group median.

      COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other closed-end hedge funds of funds with comparable asset levels and distribution features. The Board considered that the Manager has a contractual undertaking to limit the Fund's total expenses, excluding Underlying Fund fees and expenses, to not more than an annual rate of 1.50% of average monthly net assets. The Board noted that the Manager has agreed to voluntarily limit advisory fees to an annual rate of 1.25% of the aggregate value of outstanding shared determined as of the last day of the month (before any repurchase of shares and after applying the total expense limitation). The Board noted that the Manager, not the Fund, pays the Sub-Adviser's fee under the sub-advisory agreement. Board also noted that the Fund's actual management fee and total expenses were equal to its peer group median although its contractual management fees were higher than its peer group median.

      ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the fee paid to the sub-adviser, the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders at the current level of Fund assets in relation to its management fee.

      OTHER BENEFITS TO THE MANAGER AND SUB-ADVISER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager and Sub-Adviser receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager and Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager and Sub-Adviser to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager and Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.

                  10 | OFI TREMONT CORE STRATEGIES HEDGE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund invests primarily in investment partnerships and similar investment vehicles that are not voting securities. To the extent the Fund invests in voting securities, if any, it has adopted the Portfolio Proxy Voting Policies and Procedures of OppenheimerFunds, Inc. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at http://www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  11 | OFI TREMONT CORE STRATEGIES HEDGE FUND

ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     a) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to semiannual reports.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Core Strategies Hedge Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
Date: 11/11/2008


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 11/11/2008